Segment, Customer and Geographic Information (Schedule of Information Regarding Reportable Segments) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Revenue	$ 573,957	$ 487,763	$ 386,470
(Loss)/profit before taxes	387,639	879,642	500,447
Income tax benefit/(expense)	(37,980)	(4,325)	(4,698)
(Loss)/profit from continuing operations	349,659	875,317	495,749
Depreciation and amortization	62,876	57,640	34,171
Financing income	(44,686)	(2,934)	(14,291)
Financing expenses	50,397	144,295	51,174
Disclosure Of Operating Segments Other Items Abstract
Net gains (Losses) related to Qoros		251,483	(309,918)
Losses related to ZIM	727,650	204	(43,505)
Write back of impairment of investment	929,000		43,505
Share in losses/(profit) of associated companies	(1,118,175)	(1,250,149)	(160,894)
Gain from distribution of dividend in kind
Other items	(321,938)	(799,461)	(443,263)
Adjusted Earnings Before Income Tax Depreciation And Amortization	65,701	80,181	57,184
Segment assets	2,692,643	2,138,960	2,185,185
Investments in associated companies	1,079,417	1,899,454	297,148
Total assets	3,772,060	4,038,414	2,482,333
Segment liabilities	1,476,142	1,758,128	1,206,325
OPC Israel [Member]
Disclosure of operating segments [line items]
Revenue	516,668	437,043	385,625
(Loss)/profit before taxes	23,728	(57,040)	(8,620)
Income tax benefit/(expense)	(9,522)	10,155	(3,963)
(Loss)/profit from continuing operations	14,206	(46,885)	(12,583)
Depreciation and amortization	47,134	44,296	33,981
Financing income	(10,301)	(2,730)	(354)
Financing expenses	42,062	119,392	50,349
Disclosure Of Operating Segments Other Items Abstract
Net gains (Losses) related to Qoros		0	0
Losses related to ZIM	0	0
Write back of impairment of investment			0
Share in losses/(profit) of associated companies	0	419	0
Gain from distribution of dividend in kind
Other items	78,895	161,377	83,976
Adjusted Earnings Before Income Tax Depreciation And Amortization	102,623	104,337	75,356
Segment assets	1,503,811	1,481,149	1,723,967
Investments in associated companies		0	0
Segment liabilities	1,226,395	1,324,217	1,200,363
CPV Group [Member]
Disclosure of operating segments [line items]
Revenue	57,289	50,720	0
(Loss)/profit before taxes	61,039	(60,709)	0
Income tax benefit/(expense)	(9,892)	13,696	0
(Loss)/profit from continuing operations	51,147	(47,013)	0
Depreciation and amortization	15,519	13,102	0
Financing income	(25,197)	(37)	0
Financing expenses	7,521	24,640	0
Disclosure Of Operating Segments Other Items Abstract
Net gains (Losses) related to Qoros		0	0
Losses related to ZIM	0	0
Write back of impairment of investment			0
Share in losses/(profit) of associated companies	(85,149)	10,425	0
Gain from distribution of dividend in kind
Other items	(87,306)	48,130	0
Adjusted Earnings Before Income Tax Depreciation And Amortization	(26,267)	(12,579)	0
Segment assets	552,569	431,474	0
Investments in associated companies	652,358	545,242	0
Segment liabilities	241,468	218,004	0
Z I M Member
Disclosure of operating segments [line items]
Revenue	0	0	0
(Loss)/profit before taxes	305,376	1,260,789	210,647
Income tax benefit/(expense)	0	0	0
(Loss)/profit from continuing operations	305,376	1,260,789	210,647
Depreciation and amortization	0	0	0
Financing income	0	0	0
Financing expenses	0	0	0
Disclosure Of Operating Segments Other Items Abstract
Net gains (Losses) related to Qoros		0	0
Losses related to ZIM	727,650	204
Write back of impairment of investment			43,505
Share in losses/(profit) of associated companies	(1,033,026)	(1,260,993)	(167,142)
Gain from distribution of dividend in kind
Other items	(305,376)	(1,260,789)	(210,647)
Adjusted Earnings Before Income Tax Depreciation And Amortization	0	0	0
Segment assets	0	0	0
Investments in associated companies	427,059	1,354,212	297,148
Segment liabilities	0	0	0
Other [Member]
Disclosure of operating segments [line items]
Revenue	0	0	845
(Loss)/profit before taxes	(2,504)	(263,398)	298,420
Income tax benefit/(expense)	(18,566)	(28,176)	(735)
(Loss)/profit from continuing operations	(21,070)	(291,574)	(297,685)
Depreciation and amortization	223	242	190
Financing income	(9,188)	(167)	(13,937)
Financing expenses	814	263	825
Disclosure Of Operating Segments Other Items Abstract
Net gains (Losses) related to Qoros		251,483	(309,918)
Losses related to ZIM	0	0
Write back of impairment of investment			0
Share in losses/(profit) of associated companies	0	0	6,248
Gain from distribution of dividend in kind
Other items	(8,151)	251,821	(316,592)
Adjusted Earnings Before Income Tax Depreciation And Amortization	(10,655)	(11,577)	(18,172)
Segment assets	636,263	226,337	461,218
Investments in associated companies	0	0	0
Segment liabilities	$ 8,279	$ 215,907	$ 5,962